Additional information-Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Profit before income tax	£ (24,027,000)	£ (20,818,000)	£ 27,476,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	2,085,000	818,000	699,000
Foreign exchange losses/(gains) on operating activities	874,000	(816,000)	(76,000)
Changes in working capital:
Other receivables	(221,000)	949,000	(1,081,000)
Net cash inflow/(outflow) from operating activities	113,083,000	(3,820,000)	244,784,000
Cash flow from financing activities
Acquisition of treasury shares		(21,305,000)
Dividends paid	(10,718,000)	(23,229,000)	(23,326,000)
Net cash outflow from financing activities	47,641,000	(46,399,000)	(27,076,000)
Net increase/(decrease) in cash and cash equivalents	61,351,000	(263,065,000)	56,366,000
Cash and cash equivalents at beginning of year	51,539,000	307,637,000	242,022,000
Exchange (losses)/gains on cash and cash equivalents	(2,232,000)	6,967,000	9,249,000
Cash and cash equivalents at end of year	110,658,000	51,539,000	307,637,000
Parent
Cash flows from operating activities
Profit before income tax	6,465,000	41,652,000	19,871,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	2,085,000	818,000	699,000
Foreign exchange losses/(gains) on operating activities	263,000	(102,000)	(37,000)
Changes in working capital:
Other receivables		(89,000)	206,000
Other payables	2,120,000	2,243,000	2,326,000
Tax paid	(1,000)	(9,000)
Net cash inflow/(outflow) from operating activities	10,932,000	44,513,000	23,065,000
Cash flow from financing activities
Acquisition of treasury shares		(21,305,000)
Dividends paid	(10,718,000)	(23,229,000)	(23,326,000)
Net cash outflow from financing activities	(10,718,000)	(44,534,000)	(23,326,000)
Net increase/(decrease) in cash and cash equivalents	214,000	(21,000)	(261,000)
Cash and cash equivalents at beginning of year	197,000	116,000	340,000
Exchange (losses)/gains on cash and cash equivalents	(263,000)	102,000	37,000
Cash and cash equivalents at end of year	£ 148,000	£ 197,000	£ 116,000